UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [      ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
					 [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Armstrong Shaw Associates Inc.
Address:	45 Grove Street
		New Canaan, CT 06840

13F File Number:	28-6126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Monica C. Grady
Title:		Secretary/Treasurer
Phone:		203-972-9600
Signature, Place, and Date of Signing:

	Monica C. Grady	New Canaan, Connecticut	December 31, 2000

Report Type (Check only one.):

[X]	13F HOLDING REPORT.

[   ]  	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.








FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	101

Form 13F Information Table Value Total:	$1,961,164

List of Other Included Managers:

No.	13F File Number	Name

None



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                             FORM 13F INFORMATION TABLE







VALUE
SHARES/
SH/      PUT/    INVSTMT
OTHER
                   VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
(x$1000)
PRN AMT
PRN   CALL   DSCRETN
MANAGERS
SOLE
SHARED
NONE
-
-
-
-
-
-
-
-
-
-
-
-












Abbott Labs
Common
002824100
1285
26543
SH

SOLE

26543
0
0
AK Steel Holding Corp.
Common
001547908
1238
141548
SH

SOLE

141548
0
0
American Express Co.
Common
25816109
1496
27245
SH

SOLE

27245
0
0
American Home Products Corp.
Common
026609107
70891
1115521
SH

SOLE

1115521
0
0
American Intl. Group Inc.
Common
026874107
1850
18779
SH

SOLE

18779
0
0
American Standard Companies Inc.
Common
29712106
544
11050
SH

SOLE

11050
0
0
Anheuser Busch Companies Inc.
Common
035229103
655
14400
SH

SOLE

14400
0
0
AT&T Corp.
Common
001957109
449
26086
SH

SOLE

26086
0
0
AT&T Corp. - Liberty Media Group
Common Series A
001957208
66942
4935882
SH

SOLE

4935882
0
0
Automatic Data Process
Common
053015103
1403
22167
SH

SOLE

22167
0
0
BP Amoco PLC
Sponsored ADR
055622104
377
7885
SH

SOLE

7885
0
0
Bank of New York
Common
064057102
2649
48000
SH

SOLE

48000
0
0
BankAmerica Corp.
Common
066050105
563
12276
SH

SOLE

12276
0
0
Banknorth Group Inc.
Common
06646L100
729
36600
SH

SOLE

36600
0
0
Berkshire Hathaway Inc. Del
Class A
084670108
13703
193
SH

SOLE

193
0
0
Berkshire Hathaway Inc. Del
Class B
084670207
1087
462
SH

SOLE

462
0
0
Bristol Myers Squibb Co.
Common
110122108
2817
38103
SH

SOLE

38103
0
0
Cendant Corp.
Common
151313103
55318
5747340
SH

SOLE

5747340
0
0
Chevron Corp.
Common
166751107
422
5000
SH

SOLE

5000
0
0
Citigroup, Inc.
Common
172967101
71485
1399970
SH

SOLE

1399970
0
0
CMG Information Services Com
Common
125750109
128
23000
SH

SOLE

23000
0
0
Colgate Palmolive Co.
Common
194162103
4247
65804
SH

SOLE

65804
0
0
Comcast Corp.
Class A Spl.
200300200
68887
1650001
SH

SOLE

1650001
0
0
Compaq Computers
Common
204493100
27953
1857350
SH

SOLE

1857350
0
0
Computer Associates
Common
204912109
1163
59680
SH

SOLE

59680
0
0
Computer Sciences Corp.
Common
205363104
1202
20000
SH

SOLE

20000
0
0
Conoco Inc.
Class B
208251405
453
15660
SH

SOLE

15660
0
0
Walt Disney Productions
Common
254687106
393
13609
SH

SOLE

13609
0
0
Devon Energy Corp. (Oklahoma)
Common
251799102
55613
912146
SH

SOLE

912146
0
0
Dupont De Nemours & Co.
Common
263534109
54428
1126595
SH

SOLE

1126595
0
0
Electronic Data Systems
Common
285661104
74710
1293690
SH

SOLE

1293690
0
0
EMC Corporation Mass.
Common
268648102
267
4018
SH

SOLE

4018
0
0
Emerson Electric Co.
Common
291011104
67958
862282
SH

SOLE

862282
0
0
Exxon Corporation
Common
302290101
1189
13678
SH

SOLE

13678
0
0
Fannie Mae
Common
313586109
10144
116935
SH

SOLE

116935
0
0
Federal Home Loan Mtg. Corp.
Common
313400301
77560
1126101
SH

SOLE

1126101
0
0
Federal Mogul Corp
Common
313549107
23
10000
SH

SOLE

10000
0
0
First Data Corp.
Common
319963104
70498
1338055
SH

SOLE

1338055
0
0
Ford Motor Co.
Common
345370100
503
21474
SH

SOLE

21474
0
0
Freddie Mac
Common
313400301
77560
1126101
SH

SOLE

1126101
0
0
G Wesco International
Common
95082p105
90
12500
SH

SOLE

12500
0
0
Gannett Inc.
Common
364730101
82951
1315380
SH

SOLE

1315380
0
0
General Electric
Common
369604103
11624
242495
SH

SOLE

242495
0
0
General Motors Corp.
Common
370442105
51198
1005123
SH

SOLE

1005123
0
0
GlaxoSmithkline PLC
Sponsored ADR
37733W105
1351
24125
SH

SOLE

24125
0
0
Goldman Sachs Group Inc.
Common
38141G104
267
2500
SH

SOLE

2500
0
0
Halliburton Co.
Common
406216101
1446
39900
SH

SOLE

39900
0
0
Harman International Industries Inc.
Common
413086109
2592
71020
SH

SOLE

71020
0
0
Hewlett Packard Inc.
Common
428236103
337
10680
SH

SOLE

10680
0
0
Home Depot Inc.
Common
437076102
481
10541
SH

SOLE

10541
0
0
Honeywell International
Common
438516106
75156
1588522
SH

SOLE

1588522
0
0
IMS Health Inc.
Common
449934108
45657
1691005
SH

SOLE

1691005
0
0
International Business Machines
Common
459200101
56272
662035
SH

SOLE

662035
0
0
Johnson & Johnson
Common
478160104
1366
13011
SH

SOLE

13011
0
0
Jones Apparel Group Inc.
Common
480074103
70811
2199957
SH

SOLE

2199957
0
0
J.P. Morgan Chase and Co.
Common
46624H100
71722
1578490
SH

SOLE

1578490
0
0
Kerr McGee Corp.
Common
492386107
52780
788503
SH

SOLE

788503
0
0
Lilly Eli & Co.
Common
532457108
744
8000
SH

SOLE

8000
0
0
MGIC Investment Corp. Wisconsin
Common
552848103
55914
829130
SH

SOLE

829130
0
0
Marriot International Inc.
Class A
571900109
53512
1266565
SH

SOLE

1266565
0
0
Merck & Co., Inc.
Common
589331107
1601
17110
SH

SOLE

17110
0
0
Microsoft Corp.
Common
594918104
226
5220
SH

SOLE

5220
0
0
Minnesota Mining & Manufacturing Co.
Common
604059105
337
2800
SH

SOLE

2800
0
0
Motorola Inc.
Common
620076109
1241
61300
SH

SOLE

61300
0
0
National Techteam Inc.
Common
638108100
110
50000
SH

SOLE

50000
0
0
Oz/one, Inc.
Common
629990914
232
2300
SH

SOLE

2300
0
0
Pepsico Inc.
Common
713448108
298
6030
SH

SOLE

6030
0
0
Pfizer Inc.
Common
717081103
2470
53696
SH

SOLE

53696
0
0
Pitney Bowes Inc.
Common
724479100
81674
2465640
SH

SOLE

2465640
0
0
PrimeEnergy Corp.
Common
74158E108
175
25000
SH

SOLE

25000
0
0
Proctor & Gamble Co.
Common
742718109
3991
50892
SH

SOLE

50892
0
0
Quadrex  Corp.
Common
747309102
0
10000
SH

SOLE

10000
0
0
Quaker Oats Co.
Common
747402105
623
6400
SH

SOLE

6400
0
0
Royal Dutch Petroleum Co.
NY Reg Gldr 5
780257705
414
6840
SH

SOLE

6840
0
0
SBC Communications
Common
78387G103
545
11424
SH

SOLE

11424
0
0
Schering Plough Corp.
Common
806605101
3174
55934
SH

SOLE

55934
0
0
Schlumberger Ltd.
Common
806857108
279
3500
SH

SOLE

3500
0
0
Sherwin Williams Co.
Common
824348106
2111
80240
SH

SOLE

80240
0
0
Standard and Poors Depository Receipts
Common
78462F103
482
3680
SH

SOLE

3680
0
0
Staples Inc.
Common
855030102
31644
2678940
SH

SOLE

2678940
0
0
Sun Microsystems
Common
866810104
312
11200
SH

SOLE

11200
0
0
Texaco Inc.
Common
881694103
58464
941075
SH

SOLE

941075
0
0
Textron
Common
883203101
41297
88810
SH

SOLE

88810
0
0
Time Warner Inc.
Common
887315109
3914
74939
SH

SOLE

74939
0
0
Tricon Global Restaurant
Common
895953107
61935
1876834
SH

SOLE

1876834
0
0
USA Education Inc.
Common
90390U102
63280
930595
SH

SOLE

930595
0
0
Verizon Communications
Common
92343v104
1541
30746
SH

SOLE

30746
0
0
Viacom Inc.
Class B
925524308
2574
55078
SH

SOLE

55078
0
0
Visteion Corp.
Common
92839u107
400
34850
SH

SOLE

34850
0
0
Water Pik Technologies
Common
94113U100
140
20000
SH

SOLE

20000
0
0
Whirlpool Corp.
Common
963320106
65389
1371210
SH

SOLE

1371210
0
0
XL Capital Ltd.
Class A
982551056
515
5900
SH

SOLE

5900
0
0
York International
Common
986670107
512
16700
SH

SOLE

16700
0
0
Blackrock Advantage Term
Common
09247A101
138
14000
SH

SOLE

14000
0
0
Blackrock Investment Quality
Common
09247D105
297
23000
SH

SOLE

23000
0
0
Dreyfus A Bonds Plus, Inc.
Common
261880108
515
37139
SH

SOLE

37139
0
0
Muniyield Insured Fund Inc.
Common
62630E107
301
22000
SH

SOLE

22000
0
0
Nuveen Insured Municipal Opportunity Fund
Common
670984103
352
26000
SH

SOLE

26000
0
0
Nuveen Select Tax-Free Income Portfolio
Sh Ben Int
67062F100
295
20000
SH

SOLE

20000
0
0
Van Kampen Am Cap Advantage
Sh Ben Int
92112K107
167
14100
SH

SOLE

14100
0
0
Van Kampen Am Cap Municipal Opportunity
Common
920935103
146
10000
SH

SOLE

10000
0
0

